Consolidated Statements of Income - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating revenues
Regulated electric	CAD 3,437.0	CAD 2,141.0
Regulated Gas	499.0	52.0
Non-regulated	341.0	596.0
Total operating revenues	4,277.0	2,789.0
Operating expenses
Regulated fuel for generation and purchased power	1,222.0	815.0
Regulated cost of natural gas	177.0	0.0
Regulated fuel adjustment	61.0	42.0
Non-regulated fuel for generation and purchased power	313.0	336.0
Non-regulated direct costs	29.0	19.0
Operating, maintenance and general	1,137.0	666.0
Provincial, state, and municipal taxes	195.0	63.0
Depreciation and amortization	588.0	340.0
Total operating expenses	3,722.0	2,281.0
Income from operations	555.0	508.0
Income from equity investments	100.0	108.0
Other income (expenses), net	174.0	141.0
Interest expense, net	(585.0)	(212.0)
Income before provision for income taxes	244.0	545.0
Income tax expense (recovery)	(22.0)	93.0
Net income	266.0	452.0
Non-controlling interest in subsidiaries	11.0	25.0
Net income of Emera Incorporated	255.0	427.0
Preferred stock dividends	28.0	30.0
Net income attributable to common shareholders	CAD 227.2	CAD 397.2
Weighted average shares of common stock outstanding (in millions)
Basic	171.4	145.8
Diluted	172.2	146.4
Earnings per common share (note 9)
Basic	CAD 1.33	CAD 2.72
Diluted	1.32	2.71
Dividends per common share declared	CAD 1.995	CAD 1.6625